Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Parenthetical) (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 169,374	$ 2,247	₨ 150,608
Put option [member] | ASI [member]
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ (4,000)	$ (53)	₨ (760)